Fixed assets - Property, plant and equipment - Networks and terminals (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 33,193	€ 31,640	€ 30,484	€ 29,075
Networks and devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 29,707	€ 28,088	€ 27,155
Fixed access networks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	60.00%	58.00%	57.00%
Mobile access networks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	23.00%	24.00%	25.00%
Core and transmission network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	12.00%	12.00%	13.00%
Customer Devices & Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	5.00%	5.00%	5.00%